Contributed Equity (Tables)	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Summary of Contributed Equity

			Consolidated
			June 30, 2024	June 30, 2023
	Note		A$	A$
Fully paid ordinary shares	20	(a)	532,443,233	436,610,249
Options over ordinary shares – listed			9,661,954	9,661,954

			542,105,187	446,272,203

Summary of Ordinary Shares
(a) Ordinary Shares

			June 30, 2024		June 30, 2023
	Note		No.	A$	No.	A$
At the beginning of reporting period			1,187,306,209	436,610,249	866,239,815	357,745,803
Shares issued during the year	20	(b)	263,777,731	100,235,538	308,010,583	80,082,752
Transaction costs relating to share issues			—	(4,841,655)	—	(4,145,006)
Exercise of performance rights (shares issued during the year)	20	(b)	1,528,350	439,101	6,908,380	1,881,688
Conversion of Convertible Notes (shares issued during the period)			—	—	6,147,431	1,045,012

At reporting date			1,452,612,290	532,443,233	1,187,306,209	436,610,249

Summary of Shares Issued
(b) Shares issued

		Issue Price	Total
2024 Details	Number	A$	A$
Share issued under Retail Entitlement Offer	28,063,871	0.38	10,664,271
Shares issued under Institutional Placement	235,713,860	0.38	89,571,267
Performance rights exercised (transfer from share-based payment reserve)	1,528,350	0.29	439,101

	265,306,081		100,674,639

		Issue Price	Total
2023 Details	Number	A$	A$
Share issued under Retail Entitlement Offer	47,145,743	0.26	12,257,894
Shares issued under Institutional Placement	260,864,840	0.26	67,824,858
Performance rights exercised (transfer from share-based payment reserve)	6,908,380	0.27	1,881,688
Convertible Notes exercised	6,147,431	0.17	1,045,012

	321,066,394		83,009,452

Summary of Unlisted Options	Unlisted Options

Expiration Date	Exercise Price	Number
August 4, 2025	$0.248	847,600

Total		847,600